Financial Instruments and Financial Risk Management - Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	$ (153)	$ 202
Zinc [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	(40)	11
Lead [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	(4)	10
Settlements Receivable And Payable [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	(117)	190
Contingent Zinc Escalation Payment Embedded Derivative [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	13	(24)
Gold Stream Embedded Derivative [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	(1)	13
Silver Stream Embedded Derivative [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	$ (4)	$ 2